LEASES - Lease cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LEASES
Operating lease cost	$ 4,429	$ 9,850
Short-term lease cost	4,673	4,066
Total	$ 9,102	$ 13,916